Note 3 - Loans and Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2012
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 2,169,000	$ 544,000
Allowance for Loan and Lease Losses, Write-offs		271,000
Change in Troubled Debt Restructurings	81.20%
Financing Receivable, Modifications, Number of Contracts				1
Financing Receivable, Allowance for Credit Losses, Write-downs	(5,136,000)	(10,422,000)	5,879,000
Financing Receivable, Modifications, Recorded Investment	16,954,000	9,355,000
Percentage of Loan Portfolio	100.00%	100.00%
Impaired Financing Receivable, Related Allowance	1,979	655
Loans and Leases Receivable, Impaired, Commitment to Lend	109,000
Minimum Loan Balance for Loans Evaluated by Risk Categories		500,000
Troubled Debt Restructurings [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease)		33,000
Allowance for Loan and Lease Losses, Write-offs	536,000
Loans and Leases Receivable, Impaired, Commitment to Lend		81,000
Modifications (Member)
Allowance for Loan and Lease Losses, Write-offs		414,000
Troubled Debt Restructurings Performing According to Modified Terms [Member]
Percentage of Loan Portfolio	93.00%	97.00%
Troubled Debt Restructurings [Member]
Increase (Decrease) in Other Loans	7,599,000
Financing Receivable, Allowance for Credit Losses, Write-downs		10,206,000
Impaired Financing Receivable, Related Allowance	2,107,000	655,000
Commercial and Industrial [Member]
Financing Receivable, Modifications, Number of Contracts		2
Percentage of Loan Portfolio	10.25%	7.55%
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications, Recorded Investment	5,984,000			4,222,000
Percentage of Loan Portfolio	31.35%	34.67%
Troubled Debt Restructurings Modified in Current Period [Member]
Impaired Financing Receivable, Related Allowance		$ 130,000
Unsecured [Member]
Percentage of Loan Portfolio	4.87%	3.98%